Investment Objectives and Goals - MRBL Enhanced Equity ETF	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	MRBL Enhanced Equity ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The MRBL Enhanced Equity ETF (the “Fund”) seeks capital appreciation.